PROVISIONS	6 Months Ended
Jun. 30, 2026
Disclosure of other provisions [abstract]
PROVISIONS	21. PROVISIONS

	Customer remediation - Motor	Restructuring	Property	Other - restructuri ng and specific provisions	ECL on undrawn facilities and guarantees	Regulatory levies and fees	Bank Levy	Litigation and other regulatory	Customer remediation - other	Other - fraud and operational losses	Total

	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2026	461	21	31	10	83	6	19	38	7	7	683
Additional provisions	179	95	9	85	6	83	–	–	–	48	505
Provisions released	–	–	–	(2)	(3)	–	–	–	–	–	(5)
Utilisation and other	(17)	(44)	(5)	(92)	–	(18)	(59)	(6)	(1)	(50)	(292)
Reclassification from provisions to other assets	–	–	–	–	–	–	59	–	–	–	59
At 30 June 2026	623	72	35	1	86	71	19	32	6	5	950
Income statement line	Restructuring and specific provisions				Credit impairment charges	Regulatory fees and levies		Operating expenses
The last row in the table above shows where the additional provisions and provisions released appear in the income statement.
Restructuring and specific provisions
Motor finance broker commissions
Following the Financial Conduct Authority’s (FCA) Motor Market review in 2019 which resulted in a change in rules in January 2021, Santander Consumer (UK)
plc (SCUK) received several county court claims and complaints in respect of its historical use of discretionary commission arrangements (DCAs) prior to the
2021 rule changes. In January 2024, the FCA commenced a review of the use of DCAs between lenders and credit brokers (the FCA Review). Pending the conclusion of its review, the FCA paused the handling of motor finance commission related complaints. The pause was in place until 31 May 2026. A claim was issued against SCUK, Santander UK plc and others in the Competition Appeal Tribunal (CAT), alleging that SCUK’s historical DCAs in respect of used car financing operated in breach of the Competition Act 1998. These proceedings have been stayed until the end of December 2026.
On 1 August 2025, the Supreme Court in Hopcraft, Wrench and Johnson overturned the Court of Appeal decision that motor dealers acting as credit brokers owed fiduciary or disinterested duties to their customers. The Supreme Court found that commission payments by lenders to motor dealers would not be unlawful on that basis. In addition, the Supreme Court held that an unfair relationship under s.140A of the Consumer Credit Act 1974 had arisen in one of the cases on its facts and awarded the amount of the commission paid by the lender plus interest at a commercial rate as the remedy. It also confirmed that the test for unfairness was highly fact sensitive and it outlined a series of non-exhaustive factors to consider in assessing unfair relationships in this context (indicating that no or partial disclosure was not necessarily enough on its own to constitute an unfair relationship).
On 30 March 2026, the FCA published its Policy Statement PS26/3: Motor finance consumer redress scheme. Following its assessment of the final scheme rules, which include several changes to the proposals in the Consultation, Santander UK decided not to challenge the scheme and to focus on its implementation in order to bring greater certainty to its customers. Santander UK updated its scenarios and assumptions including operational and legal costs. This resulted in a total provision of £633m at 31 March 2026. After utilisation of costs incurred to date, a provision of £623m remained at 30 June 2026.
Applications have been made by certain lenders and a consumer group to challenge aspects of the scheme before the Upper Tribunal. On 1 July 2026, the
Tribunal made orders providing for the management of those proceedings and partially suspending certain elements of the scheme including making compensation payments pending determination of the challenges. The substantive hearing is expected to take place by Q1 2027. As a result, the legal and regulatory outcomes, and the nature, extent and timing of any remediation action remain uncertain. Santander UK has not incorporated the potential impact of the legal challenges into its provision estimate as the impact is not considered material based on current estimates. The ultimate financial impact could differ due to factors such as customer response rates and average cost of redress. Santander UK will continue to keep the provision under review as further developments emerge.
Transforming our Branch Network
The 95 branch closures announced in Q1-25 have now completed following the closure of the final 14 branches in March 2026.
In Q1-26 we announced further changes to our branch network to enable the bank to better serve the changing needs of its customers. Started in April 2026, the changes involve the closure of 44 branches, with new Community Bankers providing local communities with ongoing face-to-face support in these locations. Our refreshed network will consist of 305 branches including 244 full-service branches, 19 counter-free branches, 36 reduced-hour branches, and 6 Work Cafés, alongside 111 Santander Locals. As part of these changes, approximately 287 of our colleagues were placed at risk of redundancy, with support provided to those impacted, including assistance in finding redeployment roles within the bank, access to specialist outplacement support, and dedicated wellbeing support.
As a result, we have taken £30m in charges in Q1-26, including £10m in redundancy provisions and £9m in property provisions which are included in the table shown above. The remaining £11m relates to impairment of property, see Note 15.
Regulatory levies and fees
Regulatory levies and fees are payable to regulatory bodies such as the FCA, PRA and Bank of England in the ordinary course of business. In H1-26 there were charges of £83m (H1-25: £93m) including £40m (H1-25: £39m) relating to the Bank of England levy.
Other - fraud and operational losses
In H1-26, Other - fraud and operational losses provisions included charges for operational risk provisions of £48m (H1-25: £42m), including fraud losses of £33m
(H1-25: £25m).